Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000204431
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income ETF
Trading Symbol	AFIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income ETF for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Universal Fixed Income ETF	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93% [1]
AssetsNet	$ 224,129,922
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 652,929
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$224,129,922
Number of Portfolio Holdings	317
Advisory Fee	$652,929
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	3.3%
Corporate Bonds	66.2%
Term Loans	10.2%
U.S. Government & Agencies	4.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	4.5%
Citigroup, Inc.	2.1%
Electricite de France S.A.	2.1%
General Motors Financial Company, Inc.	1.9%
Energy Transfer, L.P.	1.8%
BNP Paribas S.A.	1.7%
Caesars Entertainment, Inc.	1.5%
Bank of Nova Scotia (The)	1.5%
American Electric Power Company, Inc.	1.5%
Nissan Motor Acceptance Company, LLC	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Technology	0.3%
Materials	0.6%
Real Estate	0.6%
Communications	1.2%
Health Care	2.0%
Energy	3.0%
CMO	3.3%
U.S. Treasury Obligations	4.5%
Industrials	5.3%
Utilities	7.2%
CLO	15.7%
Consumer Discretionary	20.5%
Financials	35.1%

[1]	Annualized